Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A	[2]	Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling Interest	Total
Balance at Dec. 31, 2021		$ 17,848	[1]	$ 5,978	[1]	$ 393,717,189	$ 11,079,649	$ (34,180,280)	$ (6,897,005)	$ 5,235,986	$ 368,979,365
Balance (in Shares) at Dec. 31, 2021	[1]	4,640,318		1,554,192
Issuance of vested restricted share awards		$ 232	[1]		[1]	(232)
Issuance of vested restricted share awards (in Shares)	[1]	60,534
Share-based compensation			[1]		[1]	3,903,970					3,903,970
Net income (loss)			[1]		[1]			(43,888,242)		(1,868,995)	(45,757,237)
Foreign currency translation adjustment			[1]		[1]				(4,827,526)	(510,691)	(5,338,217)
Balance at Dec. 31, 2022		$ 18,080	[1]	$ 5,978	[1]	397,620,927	11,079,649	(78,068,522)	(11,724,531)	2,856,300	321,787,881
Balance (in Shares) at Dec. 31, 2022	[1]	4,700,852		1,554,192
Issuance of vested restricted share awards		$ 98	[1]		[1]	(98)
Issuance of vested restricted share awards (in Shares)	[1]	25,572
Share-based compensation			[1]		[1]	(153,034)					(153,034)
Net income (loss)					[1]			(36,772,143)		(1,261,445)	(38,033,588)
Foreign currency translation adjustment			[1]		[1]				(2,162,557)	(116,358)	(2,278,915)
Balance at Dec. 31, 2023		$ 18,178	[1]	$ 5,978	[1]	397,467,795	11,079,649	(114,840,665)	(13,887,088)	1,478,497	281,322,344
Balance (in Shares) at Dec. 31, 2023	[1]	4,726,424		1,554,192
Share-based compensation			[1]		[1]	(1,013,080)					(1,013,080)
Net income (loss)			[1]		[1]			(20,251,051)		(615,118)	(20,866,169)
Foreign currency translation adjustment			[1]		[1]				1,013,068	(95,765)	917,303
Balance at Dec. 31, 2024		$ 18,178	[1]	$ 5,978	[1]	$ 396,454,715	$ 11,079,649	$ (135,091,716)	$ (12,874,020)	$ 767,614	$ 260,360,398
Balance (in Shares) at Dec. 31, 2024	[1]	4,726,424		1,554,192

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	As of December 31, 2024 and 2023, 263,322 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.